EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equipment and leasehold improvements
Total	$ 15,796		$ 15,796		$ 13,623	$ 12,847
Less accumulated depreciation and amortization	(9,936)		(9,936)		(8,467)	(7,061)
Equipment and leasehold improvements, net	5,860		5,860		5,156	5,786
Depreciation and amortization expenses	542	540	1,595	1,628	2,128	2,306	1,959
Office equipment
Equipment and leasehold improvements
Total	8,445		8,445		7,498	6,557
Furniture and fixtures
Equipment and leasehold improvements
Total	2,050		2,050		1,730	1,756
Leasehold improvements
Equipment and leasehold improvements
Total	$ 5,301		$ 5,301		$ 4,395	$ 4,534